SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued expenses	$ 742	$ 651
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable	213
Accrued expenses		60
Accounts payable and accrued liabilities, Total	$ 213	$ 60